3. EQUIPMENT (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Stock issued in connection to cash offering, Amount
Automobile	$ 41,805	$ 41,805
Laboratory Equipment	39,311	36,822
Office Equipment	6,466	6,466
Less Accumulated Depreciation	(31,629)	(18,989)
Total Property and Equipment	$ 55,953	$ 66,104